Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Income Statement [Abstract]
General and administrative expenses	$ 1,000	$ 1,788,110	$ 1,096,392	$ 4,636,796
Loss from operations	(1,000)	(1,788,110)	(1,096,392)	(4,636,796)
Other income:
Change in fair value of warrant liabilities		5,030,405	8,309,001	10,944,826
Interest earned on Investment held in Trust Account		30,757	5,255	31,251
Total other income		5,061,162	8,314,256	10,976,077
Net income (loss)	$ (1,000)	$ 3,273,052	$ 7,217,864	$ 6,339,281
Weighted average shares outstanding of Class A common stock (in Shares)		34,500,000	16,100,000	29,963,014
Basic and diluted net income per share, Class A common stock (in Dollars per share)		$ 0.08	$ 0.3	$ 0.16
Weighted average shares outstanding of Class B common stock (in Shares)	7,500,000	8,625,000	8,025,000	8,477,055
Basic and diluted net income per share, Class B common stock (in Dollars per share)		$ 0.08	$ 0.3	$ 0.16